Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
2025	$ 38,372
2026	38,340
2027	37,891
2028	37,312
2029	36,632
2030 and thereafter	131,260
Total	319,807
Operating lease liabilities, including current portion	253,022	$ 270,738
Discount based on incremental borrowing rate	$ 66,785